Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 57,000	$ 1,379,000	$ 410,000	$ 7,361,000	$ 7,710,000	$ 25,914,000
Operating costs and expenses:
Direct course expenses	66,000	675,000	270,000	1,899,000	2,294,000	5,801,000
Advertising and sales expenses	27,000	729,000	169,000	1,343,000	1,636,000	2,293,000
Royalty expenses				0		68,000
General and administrative expenses	579,000	1,172,000	1,888,000	3,568,000	4,195,000	4,555,000
Total operating costs and expenses	672,000	2,576,000	2,327,000	6,810,000	8,125,000	12,717,000
Income (loss) from operations	(615,000)	(1,197,000)	(1,917,000)	551,000	(415,000)	13,197,000
Other expense:
Interest expense, net	(188,000)	(35,000)	(424,000)	(421,000)	(524,000)	(210,000)
Other expense, net		9,000	3,000	6,000	8,000	1,641,000
Gain on forgiveness of PPP Loan	1,148,000	910,000	1,148,000	910,000	910,000
Total other expense, net	960,000	884,000	727,000	495,000	394,000	1,431,000
Income (loss) from continuing operations before income taxes	345,000	(313,000)	(1,190,000)	1,046,000	(21,000)	14,628,000
Income tax (expense) benefit		118,000	136,000	(797,000)	(716,000)	(2,883,000)
Net income (loss) from continuing operations	345,000	(195,000)	(1,054,000)	249,000	(737,000)	11,745,000
Income from discontinued operations				171,000	171,000	4,264,000
Net income from discontinued operations				171,000	171,000	4,264,000
Net income (loss)	$ 346,000	$ (195,000)	$ (1,054,000)	$ 420,000	$ (566,000)	$ 16,009,000
Basic earnings (loss) per common share - continuing operations	$ 0.01	$ (0.01)	$ (0.03)	$ 0.02	$ (0.02)	$ 0.51
Basic earnings (loss) per common share - discontinued operations						0.18
Basic earnings (loss) per common share	0.01	(0.01)	(0.03)	0.02	(0.02)	0.69
Diluted earnings (loss) per common share - continuing operations	0.01	(0.01)	(0.03)	0.01	(0.02)	0.51
Diluted earnings (loss) per common share - discontinued operations						0.18
Diluted earnings (loss) per common share	$ 0.01	$ (0.01)	$ (0.03)	$ 0.01	$ (0.02)	$ 0.69
Basic weighted average common shares outstanding	35,696	33,064	34,683	26,373	29,187	23,076
Diluted weighted average common shares outstanding	35,696	33,064	34,683	41,776	29,187	23,230
Comprehensive income:
Net income (loss)	$ 346,000	$ (195,000)	$ (1,054,000)	$ 420,000	$ (566,000)	$ 16,009,000
Foreign currency translation adjustments, net of tax of $0	101,000	336,000	722,000	387,000	421,000	(294,000)
Total comprehensive income (loss)	$ 446,000	$ 141,000	$ (332,000)	$ 807,000	$ (145,000)	$ 15,715,000